CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 20 – CONCENTRATIONS

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, less intercompany transactions. In addition, certain customers had outstanding accounts receivables that individually represented 10% or more of the Company’s total outstanding accounts receivables, less intercompany transactions, but before receivable allowances. These customers are as follows:

In the accompanying Consolidated Balance Sheet as of September 30, 2020, the Company’s net accounts receivable were $42,453, representing total accounts receivable of approximately $77,763 less sales returns and allowance of approximately $30,655 and less doubtful accounts of approximately $4,655. In the accompanying Consolidated Balance Sheet as of December 31, 2019, the Company’s net accounts receivable were $63,594, representing total accounts receivable of approximately $119,771 less sales returns and allowances of approximately $51,159 and less doubtful accounts of approximately $5,019. The breakdown of the Company’s accounts receivable is as follows:

	September 30, 2020	December 31, 2019
Total Accounts Receivable	$77,763	$119,771
Less: Sales Returns and Allowances	30,655	51,159
Less: Doubtful Accounts	4,655	5,019
Accounts Receivable, net	$42,453	$63,593

The Company determined that three customers accounted for approximately 40% (or approximately 16%, 14%, and 10%), or an aggregate of $31,046, of the outstanding total accounts receivable of $77,763 as of September 30, 2020. The Company determined that one customer accounted for approximately 16%, or $19,471, of the outstanding total accounts receivable of $119,771 as of December 31, 2019.

In the accompanying Consolidated Statements of Loss for the three months ended September 30, 2020, no customer represented 10% or more of the Company’s total net revenue of $312,709 for the three months ended September 30, 2020. In the accompanying Consolidated Statements of Loss for the three months ended September 30, 2019, two customers accounted for approximately 21%, (or approximately 10% and 11%), or an aggregate of $100,742, of the Company’s total net revenue of $477,139 for the three months ended September 30, 2019.   In the accompanying Consolidated Statements of Loss for the nine months ended September 30, 2020, no customers represented 10% or more of the Company’s total net revenue of $741,812 for the nine months ended September 30, 2020. In the accompanying Consolidated Statements of Loss for the nine months ended September 30, 2019, no customers represented 10% or more of the Company’s total net revenue of $1,539,329 for the nine months ended September 30, 2019.

The raw materials used in the production of the Company’s products are obtained by the Company’s co-packers and consist primarily of materials such as the flavors, caffeine, sugars or sucralose, taurine, vitamins, CBD, and hemp seed protein contained in its beverages, the bottles in which its beverages are packaged, and the labeling on the outside of its beverages. These principal raw materials are subject to price and availability fluctuations. The Company currently relies on a few key co-packers, which in turn rely on a few key suppliers. The Company continually endeavors to have back-up co-packers, which co-packers would in turn depend on their third-party suppliers to supply certain of the flavors and concentrates that are used in the Company’s beverages. The Company is also dependent on these co-packers to negotiate arrangements with their existing suppliers that would enable the Company to obtain access to certain of such concentrates or flavor formulas under certain extraordinary circumstances. Additionally, in a limited number of cases, the Company’s co-packers may have contractual restrictions with their suppliers or the Company’s co-packers may need to obtain regulatory approvals and licenses that may limit the co-packers’ ability to enter into agreements with alternative suppliers. Contractual restrictions in the agreements the Company has with certain distributors may also limit the Company’s ability to enter into agreements with alternative distributors. The Company believes that a satisfactory supply of co-packers will continue to be available at competitive prices, although there can be no assurance in this regard. With respect to Gold Leaf’s operations, the Company continually endeavors to contract with additional beverage vendors to ensure the Company has adequate inventory. The Company believes that a satisfactory supply of vendors will continue to be available at competitive prices, although there can be no assurance in this regard.

The Company had certain vendors that individually represented 10% or more of the Company’s inventory purchases. For the nine months ended September 30, 2020, the Company purchased 52% of the Company’s inventory from two vendors, of which $11,609 amount was due to these vendors as of September 30, 2020. For the year ended December 31, 2019, the Company purchased 86% of the Company’s inventory from two vendors, of which no amount was due to these vendors as of December 31, 2019.

NOTE 20 – CONCENTRATIONS

In the accompanying Consolidated Balance Sheet as of December 31, 2019, the Company’s net accounts receivable were $63,594, representing total accounts receivable of approximately $119,771 less sales returns and allowances of approximately $51,159 and less doubtful accounts of approximately $5,019. In the accompanying Consolidated Balance Sheet as of December 31, 2018, the Company’s net accounts receivable were $40,160, representing total accounts receivable of approximately $40,600 less no sales returns and allowances and less no doubtful accounts. The breakdown of the Company’s accounts receivable is as follows:

	December 31, 2019	December 31, 2018
Total Accounts Receivable	$119,771	$40,160
Less: Sales Returns and Allowances	51,159	-
Less: Doubtful Accounts	5,019	-
Accounts Receivable, net	$63,593	$40,160

The Company determined that one customer accounted for approximately 16%, or $19,471, of the outstanding total accounts receivable of $119,771 as of December 31, 2019. The Company determined that three customers accounted for approximately 69% (or approximately 17%, 13%, and 40%), or an aggregate of $27,822, of the outstanding total accounts receivable of $40,160 as of December 31, 2018.

In the accompanying Consolidated Statements of Loss for the year ended December 31, 2019, no customer represented 10% or more of the Company’s total net revenue of $1,631,653 for the year ended December 31, 2019. In the accompanying Consolidated Statements of Loss for year ended December 31, 2018, one customer accounted for approximately 16%, or an aggregate of $24,912, of the Company’s total net revenue of $154,002 for the year ended December 31, 2018.

The raw materials used in the production of the Company’s products are obtained by the Company’s co-packers and consist primarily of materials such as the flavors, caffeine, sugars or sucralose, taurine, vitamins, CBD, and hemp seed protein contained in its beverages, the bottles in which its beverages are packaged, and the labeling on the outside of its beverages. These principal raw materials are subject to price and availability fluctuations. The Company currently relies on a few key co-packers, which in turn rely on a few key suppliers. The Company continually endeavors to have back-up co-packers, which co-packers would in turn depend on their third-party suppliers to supply certain of the flavors and concentrates that are used in the Company’s beverages. The Company is also dependent on these co-packers to negotiate arrangements with their existing suppliers that would enable the Company to obtain access to certain of such concentrates or flavor formulas under certain extraordinary circumstances. Additionally, in a limited number of cases, the Company’s co-packers may have contractual restrictions with their suppliers or the Company’s co-packers may need to obtain regulatory approvals and licenses that may limit the co-packers’ ability to enter into agreements with alternative suppliers. Contractual restrictions in the agreements the Company has with certain distributors may also limit the Company’s ability to enter into agreements with alternative distributors. The Company believes that a satisfactory supply of co-packers will continue to be available at competitive prices, although there can be no assurance in this regard. With respect to Gold Leaf’s operations, the Company continually endeavors to contract with additional beverage vendors to ensure the Company has adequate inventory. The Company believes that a satisfactory supply of vendors will continue to be available at competitive prices, although there can be no assurance in this regard.

The Company had certain vendors that individually represented 10% or more of the Company’s inventory purchases. For the year ended December 31, 2019, the Company purchased 86% of the Company’s inventory from two vendors, of which no amount was due to these vendors. For the year ended December 31, 2018, the Company purchased 97% of the Company’s inventory from two vendors, of which no amount was due to these vendors.